SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Basic and Diluted Net Income (loss) Per Share of Common Stock

Net loss from January 1, 2022 to IPO date	$(3,727)
Net income from IPO date to quarter end September 30, 2022	94,233
Total income from January 1, 2022 to quarter end September 30, 2022	$90,506

	For the period from July 1, 2022 through September 30, 2022
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of shares	8,050,000	2,107,750	10,157,750
Ownership percentage	79%	21%
Total income allocated by class	$219,729	$57,532	$277,261
Less: Accretion allocated based on ownership percentage	(295,121)	(77,272)	(372,393)
Plus: Accretion applicable to the redeemable class	372,393		372,393
Total income (loss) by class	$297,002	$(19,740)
Weighted average shares	8,050,000	2,107,750
Earnings (loss) per share	$0.04	$(0.01)

	For the period from January 1, 2022 through September 30, 2022
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of shares	8,050,000	2,107,750	10,157,750
Ownership percentage	79%	21%
Total income allocated by class	$74,679	$15,826	$90,506
Less: Accretion allocated based on ownership percentage	(2,961,953)	(775,535)	(3,737,488)
Plus: Accretion applicable to the redeemable class	3,737,488		3,737,488
Total income (loss) by class	$850,215	$(759,709)
Weighted average shares	6,302,564	2,020,780
Earnings (loss) per share	$0.13	$(0.38)